COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Underwriting option period	45 days		45 days
Proceeds from sale of private units, shares			252,500
Underwriting cash discount per unit	$ 0.20		$ 0.20
Underwriting discount	$ 1,200,000		$ 1,200,000
Proceeds held in trust account			$ 60,000,000
Business combination marketing agreement	(i) 1.5% payable in cash (or $900,000) and (ii) 2.0% payable, at the Company’s option, in a convertible note with customary terms that is convertible into ordinary shares six months after consummation (or $1,200,000).		(i) 1.5% payable in cash (or $900,000) and (ii) 2.0% payable, at the Company’s option, in a convertible note with customary terms that is convertible into ordinary shares six months after consummation (or $1,200,000).
Finder fee percentage	1.00%		1.00%
Goodvision AI Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Short-Term Bank Loans and Notes Payable	$ 740,000
Business Combination Marketing Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum percentage of service fee on gross proceeds from business combination	3.50%		3.50%
Proceeds held in trust account	$ 21,000		$ 21,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of private units, shares	900,000		900,000